Share-based payments	12 Months Ended
Jun. 30, 2025
Disclosure [Abstract]
Share-based payments
Note 29. Share-based payments
All of the options set out below have been issued to employees and directors under the ESOP. During the financial year an expense of $653,194 (30 June 2024: $532,597) (30 June 2023: $1,674,581) was recognised.

	Number of options 2025 - Ordinary shares	Weighted Average exercise price 2025		Number of options 2024 - Ordinary shares	Weighted Average exercise price 2024

Outstanding at the beginning of the financial year	10,180,000	A$	0.72	14,780,000	A$	0.63
Forfeited	(25,000)	A$	0.94	(3,400,000)	A$	0.42
Expired	(2,075,000)	A$	1.08	(1,200,000)	A$	0.49

Outstanding at the end of the financial year	8,080,000	A$	0.63	10,180,000	A$	0.72

Exercisable at the end of the financial year	7,805,000	A$	0.65	7,290,000	A$	0.84

	Number of options 2025 - ADS	Weighted Average exercise price 2025		Number of options 2024 - ADS	Weighted Average exercise price 2024

Outstanding at the beginning of the financial year	52,000	A$	27.90	—	A$	—
Granted	33,467	A$	37.35	57,000	A$	28.00
Forfeited	—	A$	—	(5,000)	A$	28.80
Expired	—	A$	—	—	A$	—

Outstanding at the end of the financial year	85,467	A$	30.08	52,000	A$	27.90

Exercisable at the end of the financial year	50,217	A$	31.83	—	A$	—
2025

Tranche	Grant date	Expiry date	Exercise price		Balance at the start of the year - Ordinary shares		Granted		Exercised		Expired / lapsed on termination of employment		Balance at the end of the year - Ordinary shares
4	13/01/2020	13/01/2025	A$	0.88		137,500		—		—		(137,500)		—
5	09/11/2020	09/11/2024	A$	1.13		1,200,000		—		—		(1,200,000)		—
6	09/11/2020	13/01/2025	A$	0.88		600,000		—		—		(600,000)		—
7	04/01/2021	04/01/2025	A$	1.69		137,500		—		—		(137,500)		—
8	09/09/2021	26/06/2026	A$	1.37		100,000		—		—		—		100,000
9	16/11/2021	16/11/2025	A$	1.69		750,000		—		—		—		750,000
10	16/11/2021	16/11/2025	A$	2.24		500,000		—		—		—		500,000
11	16/11/2021	16/11/2025	A$	1.56		800,000		—		—		—		800,000
13	01/02/2022	01/02/2027	A$	0.94		325,000		—		—		(25,000)		300,000
14	24/05/2022	24/05/2027	A$	0.78		100,000		—		—		—		100,000
15	03/03/2023	03/03/2027	A$	0.15		2,530,000		—		—		—		2,530,000
16	03/05/2023	03/05/2027	A$	0.19		3,000,000		—		—		—		3,000,000

						10,180,000		—		—		(2,100,000)		8,080,000
Weighted average exercise price					A$	0.72	A$	—	A$	—	A$	1.07	A$	0.63
At the end of the period the following outstanding options were vested and exercisable:
- Options in tranches 4, 5, 6, and 7 expired during the year
-
25,000
options in tranche 13 were forfeited during the year
The weighted average remaining contractual life of ordinary share options outstanding at 2025 is 1.52 years.

Tranche	Grant date	Expiry date	Exercise price	Balance at the start of the year - ADS		Granted		Exercised		Expired / lapsed on termination of employment		Balance at the end of the year - ADS
17	22/04/2024	22/04/2029	$29.30		30,000		—		—		—		30,000
18	17/06/2024	17/06/2029	$25.65		17,000		—		—		—		17,000
19	27/06/2024	27/06/2030	$14.85		5,000		—		—		—		5,000
20	11/09/2024	11/09/2029	$24.80		—		6,000		—		—		6,000
21-22	14/01/2025	14/07/2030	$7.50		—		27,467		—		—		27,467

					52,000		33,467		—		—		85,467

Weighted average exercise price				A$	27.90	A$	37.35	A$	—	A$	—	A$	30.08
At the end of the period the following outstanding options were vested and exercisable:
- Options in tranche 17, 18, 19, 20, 21 & 22 were unvested
The weighted average remaining contractual life of ADS share options outstanding at 30 June 2025 is
3.59
years.
2024

Tranche	Grant date	Expiry date	Exercise price		Balance at the start of the year - Ordinary shares		Granted		Exercised		Expired / lapsed on termination of employment		Balance at the end of the year - Ordinary Shares
3	13/11/2019	04/01/2024	A$	0.49		1,200,000		—		—		(1,200,000)		—
4	13/01/2020	13/01/2025	A$	0.88		187,500		—		—		(50,000)		137,500
5	09/11/2020	09/11/2024	A$	1.13		1,200,000		—		—		—		1,200,000
6	09/11/2020	13/01/2025	A$	0.88		600,000		—		—		—		600,000
7	04/01/2021	04/01/2025	A$	1.69		187,500		—		—		(50,000)		137,500
8	09/09/2021	26/06/2026	A$	1.37		100,000		—		—		—		100,000
9	16/11/2021	16/11/2025	A$	1.69		750,000		—		—		—		750,000
10	16/11/2021	16/11/2025	A$	2.24		500,000		—		—		—		500,000
11	16/11/2021	16/11/2025	A$	1.56		800,000		—		—		—		800,000
12	01/02/2022	01/02/2027	A$	0.94		800,000		—		—		(800,000)		—
13	01/02/2022	01/02/2027	A$	0.94		425,000		—		—		(100,000)		325,000
14	24/05/2022	24/05/2027	A$	0.78		100,000		—		—		—		100,000
15	03/03/2023	03/03/2027	A$	0.15		3,930,000		—		—		(1,400,000)		2,530,000
16	05/03/2023	03/05/2027	A$	0.19		4,000,000		—		—		(1,000,000)		3,000,000

						14,780,000		—		—		(4,600,000)		10,180,000

Weighted average exercise price					A$	0.63	A$	—	A$	—	A$	0.43	A$	0.72
At the end of the period the following outstanding options were vested and exercisable:
- Options in tranches 3 & 12 expired during the year
- Options in tranches 6 were vested and exercisable
- Options in tranches 4, 7, 8, & 9 were vested and exercisable to
69
%, apart from those in the above table which have expired
- Options in tranche 5 were vested and exercisable to
75
%, apart from those in the above table which have expired
- Options in tranches 10 & 15 were vested and exercisable as to
33
%, apart from those in the above table which have expired
- Options in tranches 11, 14, & 16 were vested and exercisable as to
50
%, apart from those in the above table which have expired
-
Options
in tranches 13 were vested and exercisable as to
35
%, apart from those in the above table which have expired

The weighted average remaining contractual life of options outstanding at 30 June 2024 is
2.0
years.
Employee share options
During the year ended 30 June 2025, 6,000 options have been issued to directors and employees by the Consolidated Entity pursuant to the Company’s Employee Share Option Plan.

•	Tranche 20-22 vests yearly over 5 years from the date of the grant
Vesting conditions for options within all tranches, is based on service period only; i.e. options will only vest if the option holder continues to be a full-time employee with the Company or an Associated Company during the vesting period relating to the option.
Conditions for an option to be exercised:

•	The options must have vested;

•	Option holder must have provided the Company with an Exercise Notice and have paid the Exercise Price for the option;

•	The Exercise Notice must be for the exercise of at least the Minimum Number of Options; and

•	The Exercise Notice must have been provided to the Company and Exercise Price paid before the expiry of 5 years from the date the Option is issued.
Options Valuation
In order to obtain a fair valuation of these options, the following assumptions have been made:
The Black Scholes option valuation methodology has been used with the expectation that the majority of these options would be exercised towards the end of the option term. Inputs into the Black Scholes model includes the share price at grant date, exercise price, volatility, and the risk-free rate of a five-year Australian Government Bond on grant date.
Risk-free rate and grant date
For all tranches, the risk-free rate of a five-year Australian Government bond on grant date was used. Please refer to the table below for details. The above-mentioned options have various vesting periods and exercising conditions. These options are unlisted as of 30 June 2025. No dividends are expected to be declared or paid by the Consolidated Entity during the terms of the options. The underlying expected volatility was determined by reference to historical data of the Company’s shares over a period of time. No special features inherent to the options granted were incorporated into measurement of fair value. Based on the above assumptions, the table below sets out the valuation for each tranche of options:

Tranche	Grant date	Expiry date	Share price at Grant Date	Exercise price	Volatility (%)	Dividend yield (%)	Risk free Rate (%)	Fair value per option
4	13/01/2020	13/01/2025	$0.62	$0.88	74.50%	—	1.95%	$0.34
5	09/11/2020	09/11/2024	$0.89	$1.13	90.00%	—	0.10%	$0.41
6	09/11/2020	13/01/2025	$0.89	$0.88	90.00%	—	0.10%	$0.50
7	04/01/2021	04/01/2025	$1.19	$1.69	90.00%	—	0.19%	$0.60
8	09/09/2021	26/06/2026	$1.42	$1.37	76.00%	—	1.50%	$0.88
9	16/11/2021	16/11/2025	$1.57	$1.69	76.00%	—	1.50%	$0.85
10	16/11/2021	16/11/2025	$1.57	$2.24	76.00%	—	1.50%	$0.75
11	16/11/2021	16/11/2025	$1.57	$1.56	76.00%	—	1.50%	$0.97
13	01/02/2022	01/02/2027	$0.80	$0.94	44.00%	—	2.95%	$0.63
14	24/05/2022	24/05/2027	$0.17	$0.78	80.00%	—	3.64%	$0.10
15	03/03/2023	03/03/2027	$0.17	$0.15	80.00%	—	3.64%	$0.10
16	03/05/2023	03/05/2027	$0.19	$0.19	80.00%	—	3.22%	$0.11
17	22/04/2024	22/04/2029	$0.59	$0.59	95.00%	—	3.96%	$0.43
18	17/06/2024	17/06/2029	$0.35	$0.58	95.00%	—	3.84%	$0.23
19	27/06/2024	27/06/2030	$0.35	$0.33	95.00%	—	4.17%	$0.27
20	11/09/2024	11/09/2029	$0.56	$0.50	121.00%	—	3.52%	$0.47
21-22	14/01/2025	14/07/2030	$1.53	$1.50	95.00%	—	4.17%	$1.17